INVESTMENTS IN COMPANIES AND ASSOCIATES	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN COMPANIES AND ASSOCIATES
NOTE 7:-	INVESTMENTS IN COMPANIES AND ASSOCIATES

a.
On October 12, 2012, the Company acquired through its subsidiary beneficial interests in Two Penn Center Plaza in Philadelphia, Pennsylvania. This investment is accounted for using the equity method of accounting as the Company's indirect beneficial interest in Two Penn Center Plaza is 22.16% and therefore is considered to be more than minor.

On April 9, 2021, Two Penn Center Plaza refinanced the existing loan on the property with an outstanding principal balance of approximately $ 44,000, was replaced with a new loan with a principal amount of $ 67,900. As a result of the refinancing, the Company's share in the excess cash is approximately $ 5,000. As of December 31, 2021, the Company received a distribution of approximately $ 2,200 out of the said $ 5,000.

	December 31,
	2021	2020

Invested in equity	$4,025	$4,025
Distributions	(4,006)	(1,794)
Accumulated net income	1,979	1,110

Total investment	$1,998	$3,341

b.
On December 31, 2012 the Company acquired through its subsidiary Optibase Inc. approximately 4% indirect beneficial interest in a portfolio of shopping centers located in Texas, USA in consideration for $ 4,000 which accounted at cost minus impairment if any. The Company believes that its beneficial interests in Texas portfolio are considered to be so minor that they create virtually no influence over the operating and financial policies of the Real Estate Asset and therefore this investment accounted at cost minus impairment if any.

c.
On December 29, 2015, the Company through its subsidiary, Optibase Inc., completed an investment in 300 River Holdings, LLC, (the "Joint Venture Company") which beneficially owns the rights to a 23-story Class A office building located at 300 South Riverside Plaza in Chicago under a 99 year ground lease expiring in 2114. The Company invested $ 12,900 in exchange for a thirty percent (30%) interest in the Joint Venture Company. In addition to the Purchase Price, the Company capitalized acquisition costs of approximately $ 242. On June 17, 2016, and in accordance with the Company's initial investment agreement, the Company had invested an additional amount of $ 3,000 which accrued interest of 12% per annum, and was distributed back to the Company on November 21, 2017.

	December 31,
	2021	2020

Invested in equity	$13,142	$13,142
Accumulated net loss	(13,142)	(11,214)

Total investment	$-	$1,928

d.	Investments in associates accounted for using the equity method of accounting:

Summarized data of the financial statements of associates, unadjusted to the Company's percentage of holdings: *)

	December 31,
	2021	2020

Assets	$324,691	$321,153
Liabilities	$491,157	$459,620
Income	$59,961	$59,294
Net loss	$(10,949)	$(11,947)

*)	The information presented does not include excess cost and goodwill.